UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells		Memphis, Tennessee		1/29/03

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	111
Form 13F Information Table Value Total:	87427

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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
FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE (x$1000)
SHARES/PRN AMT
SH/PRN
PUT/CALL
INVSTMT DSCRETN
OTHER MNGRS
SOLE
SHARED
NONE
Abbott Laboratories Common 002824100 288 7200SH	Sole 7200 0
Akai Hldgs Ltd Ord Common G0116L107 1 435600SH Sole 435600 0
Akai Hldgs Ltd Ord Common G0116L107 28 9418100SH Other	01 0 9418100
American International Gr Common 026874107 8 143SH Other 01 0 143
American International Gr Common 026874107 595 10302SH Sole 10302 0
American Mineral Fields I Common 023925100 5 19000SH Sole 19000	0
AMR Corp. -- Common 001765106 416 63036SH Other	01 0	63036
AMR Corp. -- Common  001765106 911 138040SH Sole 138040	0
AmSouth Bancorporation Common 032165102 35 1871SH Other	01 0 1871
AmSouth Bancorporation Common 032165102 5116 266471SH Sole 266471 0
Analogic Corp New Common 032657207 397 7900SH Other 01 0 7900
Analogic Corp New Common 032657207 2031	40400SH	Sole 40400 0
AT&T Common 001957109 79 3055SH	Other 01 0 3055
AT&T Common 001957109 573 21952SH Sole 21952 0
Avery Dennison Common 053611109 274 4500SH Sole	4500 0
Bank Of America Corp Common 060505104 300 4318SH Sole 4318 0
Berkshire Hathaway Inc Class A 084670108 2183SH	Sole 3 0
Blackrock Mun Targetterm Common	09247M402 550 22SH Sole 22 0
Bp Amoco Plc Sponsored ADR 055622104 258 6352SH	Sole 6352 0
Carramerica Realty Series B Pfd 144418209 285 11311SH Sole 11311 0
Chevrontexaco Corp  Common 166764100 704 10601SH Sole 10601 0
Cisco Systems Inc.Common 17275R102 204	15600SH	Sole 15600 0
Citigroup, Inc. Common 172967101 1518 43150SH Other 01 0 43150
Citigroup, Inc. Common 172967101 6139 174481SH Sole 174481 0
Clear Channel Communicati Common 184502102 1584	42500SH	Sole 42500 0
Coca Cola Corporation Common 191216100 323 7380SH Sole 7380 0
Colgate-Palmolive Confs I Common 194162103 293 5600SH Sole 5600	0
Comcast Corp New Class A 20030N101 116	4936SH Other 01	0 4936
Comcast Corp New Class A 20030N101 836	35504SH	Sole	33504	0
Compucredit Corp. Common 20478N100 78 11100SH Other 01 0 11100
Compucredit Corp. Common 20478N100 333 47200SH Sole 47200 0
Conocophillips Common 20825C104 261 5400SH Sole	5400 0
Dole Foods Common 256605106 1055 32400SH Other 01 0 32400
Dole Foods Common 256605106 3062 94000SH Sole 94000 0
Du Pont E I De Nemours Common 263534109 217 5136SH Sole	5136 0
Elan Corp Plc Sponsored ADR 284131208 353 143900SH Other 01 0 143900
Elan Corp Plc Sponsored ADR 284131208 1796 730400SH Sole 730400	0
Emc Corp Mass 1/18/03 2686489AM 100 1000SH Call	Sole 1000 0
Emc Corp Mass 1/18/03 2686489AN 1040 20800SH Call Sole 	20800 0
Emc Jan 1/18/03	2686489AO  -1090  218000SH Call	Sole 218000 0
Emerson Electric Co Common 291011104 223 4400SH Sole 4400 0
Equity Residential Proper Common 29476L107 288	11748SH	Sole 11748 0
Esso Sa Act Common F31710100 801 9600SH	Other 01 0 9600
Esso Sa Act Common F31710100 2251 26950SH Sole 26950 0
Exxon Mobil Corporation Common 30231G102 41 1200SH Other 01 0 1200
Exxon Mobil Corporation Common 30231G102 613 17554SH Sole 17554	0
Freeport-Mcmoran Copper Preferred 35671D865 733	83800SH	Sole 83800 0
General Electric Common 369604103 41 1696SH Other 01 0 1696
General Electric Common 369604103 768 31563SH Sole 31563 0
General Motors Class H Common 370442832 389 36429SH Other 01 0 36429
General Motors Class H Common 370442832 3044 284540SH Sole 284540 0
Hanover Direct Common 410783104 91 479500SH Other 01 0	479500
Hibernia Corp Cl A Class A 428656102 462 24000SH Sole 24000 0
Hurricane Hydro	Common 44779E106 307 29500SH Other 01 0	29500
Hurricane Hydro	Common 44779e106 1839 176500SH Sole 176500 0
Industrias Penoles Sa Common P55409141 136 74000SH Other 01 0 74000
Industrias Penoles Sa Common P55409141 1140 619700SH Sole 619700 0
Intel Corp. Common 458140100 17	1100SH Other 01 0 1100
Intel Corp. Common 458140100 149 9604SH Sole 9604 0
International Business Ma Common 459200101 31 410SH Other 01 0 410
International Business Ma Common 459200101 1328	17142SH Sole 17142 0
Intrawest Corporation COmmon 460915200 1005 81126SH Other 01 0 81126
Intrawest Corporation Common 460915200 5075 409300SH Sole 409300 0
Johnson & Johnson Nfs COmmon 478160104 34 638SH Other 01 0 638
Johnson & Johnson Nfs Common 478160104 473 8807SH Sole 8807 0
Kerry Group Plc Common G52416107 959 72900SH Other 01 0	72900
Kerry Group Plc Common G52416107 4395 334000SH Sole 334000 0
Merck & Co. Common 589331107 481 8500SH Sole 8500 0
Micron Technology 1/18/03 Call 5951129AN 5240 52400SH Call Sole 52400 0
Micron Technology 1/18/03 Call 5951129AL -4800 32000SH Call Sole 32000 0
Micron Technology 1/18/03 Call 59511S9AC -200 4000SH Call Sole 4000 0
Micron Technology Common 595112103 938 96400SH Sole 96400 0
Morgan J P & Co Inc Common 616880100 204 8510SH Sole 8510 0
Morgan Stanley Dean Witte Common 61744Y116 26 1000SH Sole 1000 0
Morgan Stanley Dean Witte Common 617446448 263 6600SH Sole 6600	0
Nippon Telegraph & Teleph Common 654624105 2569	88850SH Other 01 0 88850
Nippon Telegraph & Teleph Common 654624105 3403	192700SH Sole 192700 0
Orkla A/S Nok25 Series A R67787102 546 32240SH Sole 32240 0
Panamerican Beverageinc Common P74823108 441 21250SH Other 01 0	21250
Panamerican Beverageinc Common P74823108 1315 63300SH Sole 63300 0
Petrochina Common 71646E100 1514 75450SH Other 01 0 75450
Petrochina Common 71646E100 6782 337950SH Sole 337950 0
Pfizer Inc. Common 717081103 342 11218SH Sole 11218 0
Regent Comm Inc Del Common 758865109 236 40000SH Sole 40000 0
Sabine Royalty Tr Unit Ben Int 785688102 770 32552SH Sole 32552	0
Saga Communications Inc Common 786598102 455 23951SH Sole 23951	0
Saks Inc Common	79377W108 237 20227SH Sole 20227 0
SAP AG DEM5 Common D66992104 236 3030SH Sole 3030 0
Signet Group Plc Sponsored ADR 82668L872 260 8000SH Sole 8000 0
SpatiaLight, Inc. Common 994 399244SH Other 01 0 399244
Supervalu Inc Common 868536103 454 27500SH Other 01 0 27500
Supervalu Inc Common 868536103 2320 140550SH Sole 140550 0
Swisscom Sponsored ADR 871013108 156 5500SH Other 01 0 5500
Swisscom Sponsored ADR 871013108 612 21500SH Sole 21500	0
Teppco Partners Unit Ltd Partn 872384102 222 8000SH Sole 8000 0
The Mony Group Inc. Common 615337102 742 31000SH Other	01 0 31000
The Mony Group Inc. Common 615337102 4152 173450SH Sole	173450 0
Timberwest Fst Corp Unit 887147205 228 30000SH Sole 30000 0
Travelers Ppty Cas Corp	Class B	89420G406 54 3726.5SH Other 01 0 3726.5
Travelers Ppty Cas Corp	Class B	89420G406 215 14677SH Sole 14677 0
Trustmark Corp Common 898402102	1659 69714SH Sole 69714	0
U S A Networks Inc Common 902984103 229	10000SH Sole 10000 0
Union Planters Corp Common 908068109 219 7809SH Sole 7809 0
United Technologies Common 913017109 491 7932SH Sole 7932
Varetis Ag Common D73463107 168	60650SH Other 01 60650
Varetis Ag Common D73463107 346	125134SH Sole 125134
Walgreens Common 931422109 218 7500SH Sole 7500
Wal-Mart Stores Inc Common 931142103 288 5715SH Sole 5715
Waste Management Inc. Common 94106L109 497 21700SH Other 01 21700
Waste Management Inc. Common 94106L109 873 38100SH Sole 38100
Wyeth Common 983024100 210 5616SH Sole 5616
        			94528